Comprehensive Income	12 Months Ended
Mar. 03, 2012
Capital Stock/Comprehensive Income [Abstract]
Comprehensive Income
14.	COMPREHENSIVE INCOME

The components of comprehensive income are shown in the following table:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Net income	$1,164	$3,411	$2,457

Net change in unrealized gains (losses) on available-for-sale investments	(3)	(2)	7
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income tax of $4 million (February 26, 2011 - tax recovery of $7 million ; February 27, 2010 - income taxes of $13 million)	14	(20)	28
Amounts reclassified to earnings during the year, net of income tax recovery of $14 million (February 26, 2011 - income taxes of $16 million; February 27, 2010 - tax recovery of $6 million)	39	(39)	15

Comprehensive income	$1,214	$3,350	$2,507

The components of accumulated other comprehensive income (loss) are as follows:

	As at
	March 3, 2012	February 26, 2011	February 27, 2010

Accumulated net unrealized gains on available-for-sale investments	$2	$5	$7
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	38	(15)	44

Total accumulated other comprehensive income (loss)	$40	$(10)	$51

The components of unrealized gains (losses) on derivative instruments are as follows:

	As at
	March 3, 2012	February 26, 2011

Unrealized gains included in other current assets	$72	$64
Unrealized losses included in accrued liabilities	(35)	(130)

Net fair value of unrealized gains (losses) on derivative instruments	$37	$(66)